BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	ASSET BACKED SECURITIES (16.8%)
$2,640,000	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/20/30	3.199%	$2,635,035
774,389	ACC Trust 2020-A1	03/20/23	6.000	780,941
1,262,648	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,296,443
91,188	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	91,531
1,480,000	Ares PBN Finance Co. LLC 2021-1A1,2	10/15/36	6.000	1,480,291
59,425	ARI Fleet Lease Trust 2018-B1	08/16/27	3.220	59,481
4,240,000	BHG Securitization Trust 2022-A1	02/20/35	1.710	4,236,099
1,028,485	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	1,034,356
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,453,228
1,049,374	CF Hippolyta LLC 2020-1[1]	07/15/60	2.280	1,036,193
1,750,000	CFG Investments, Ltd. 2021-1[1]	05/20/32	5.820	1,786,987
2,000,000	Credit Acceptance Auto Loan Trust 2020-2A1	09/17/29	1.930	2,002,285
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,844,394
1,070,000	Elm Trust 2020-3A1	08/20/29	2.954	1,050,662
2,490,000	Elm Trust 2020-4A1	10/20/29	2.286	2,430,162
112,165	FCI Funding LLC 2019-1A1	02/18/31	3.630	112,521
4,460,000	Flexential Issuer 2021-1A1	11/27/51	3.250	4,435,660
1,107,301	FNA LLC 2019-1[2]	12/10/31	3.000	1,111,509
1,549,459	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	1,527,557
1,473,448	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	1,456,454
4,270,000	Golub Capital Partners ABS Funding, Ltd. 2021-1A1	04/20/29	2.773	4,197,650
1,430,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	1,440,583
1,120,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	1,131,993
515,825	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	549,998
690,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	696,191
1,070,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	1,071,753
1,260,000	Monroe Capital ABS Funding, Ltd. 2021-1A1	04/22/31	2.815	1,222,381
1,088,542	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,093,002
2,520,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	2,504,100
386,799	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate - 0.550%)[1,3]	02/25/44	2.700	387,825
183,481	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate + 0.750%)[1,3]	02/25/44	4.000	184,503
3,960,000	Niagara Park CLO, Ltd. 2019-1A (3-Month USD-LIBOR + 1.000%)[1,3]	07/17/32	1.241	3,953,330
8,542	NMEF Funding LLC 2019-A1	08/17/26	2.730	8,546
2,180,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	2,135,011
163,372	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	163,405
1,540,000	OneMain Financial Issuance Trust 2020-1A1	05/14/32	3.840	1,569,084
5,630,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	5,545,044

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	ASSET BACKED SECURITIES (continued)
$772,051	Oscar US Funding XI LLC 2019-2A1	09/11/23	2.590%	$776,296
910,241	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	928,318
3,450,000	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	3,474,377
1,520,000	Palmer Square Loan Funding, Ltd. 2019-2A (3-Month USD- LIBOR + 2.250%)[1,3]	04/20/27	2.504	1,520,010
1,940,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD- LIBOR + 2.100%)[1,3]	08/20/27	2.260	1,940,296
840,017	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,3]	12/27/44	2.750	836,340
2,060,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	2,072,533
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,188,582
1,500,000	Santander Drive Auto Receivables Trust 2020-1	12/15/25	4.110	1,536,820
1,940,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	1,980,573
2,310,000	Southwick Park CLO LLC 2019-4A (3-Month USD-LIBOR + 1.060%)[1,3]	07/20/32	1.314	2,305,547
2,164,958	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	2,227,759
537,987	SWC Funding LLC 2018-1A1,2	08/15/33	4.750	530,424
1,639,848	Textainer Marine Containers VII, Ltd. 2020-1A1	08/21/45	2.730	1,646,373
4,904,891	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	4,909,187
5,963,713	VC 3 LS LP 2021-B2	10/15/41	4.750	5,895,130
2,347,517	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	2,340,609
2,500,000	World Financial Network Credit Card Master Trust 2019-A	12/15/25	3.140	2,502,266
2,414,789	WRG Debt Funding IV LLC 2020-1[1,2]	07/15/28	6.535	2,412,423
	Total Asset Backed Securities
	(Cost $102,731,153)			102,740,051

	COMMERCIAL MORTGAGE BACKED SECURITIES (4.8%)
2,190,000	BXMT, Ltd. 2020-FL2 (30-Day SOFR + 1.014%)[1,3]	02/15/38	1.073	2,179,707
1,250,000	BXMT, Ltd. 2020-FL3 (30-Day SOFR + 2.664%)[1,3]	11/15/37	2.723	1,250,000
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2,3]	11/15/31	4.106	132,981
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,3]	11/15/31	4.106	630,128
1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.750%)[1,2,3]	11/15/31	4.856	1,095,151
600,000	CGMS Commercial Mortgage Trust 2017-MDRB (1-Month USD-LIBOR + 1.750%)[1,3]	07/15/30	1.856	598,362
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/36	4.149	924,083
3,540,000	CSMC 2018-SITE[1,3,4]	04/15/36	4.782	3,542,737
5,870,000	DFVI 2021-1	12/15/29	2.982	5,870,000
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.447	841,050
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	3.885	165,177

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$3,070,000	Morgan Stanley Capital I Trust 2019-BPR (1-Month USD- LIBOR + 1.400%)[1,3]	05/15/36	1.506%	$3,030,641
3,969,684	Ready Capital Mortgage Financing LLC 2021-FL7 (1-Month USD-LIBOR + 1.200%)[1,3]	11/25/36	1.308	3,955,354
890,000	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.714%)[1,3]	07/15/38	1.771	884,028
1,227,228	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,3]	11/15/37	1.233	1,226,525
300,000	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	300,205
2,915,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL (1- Month USD-LIBOR + 1.340%)[1,3]	02/15/37	1.446	2,900,441
	Total Commercial Mortgage Backed Securities (Cost $30,164,937)			29,526,570

	CORPORATE BONDS (42.6%)
	AEROSPACE/DEFENSE (1.4%)
2,220,000	BAE Systems, Plc.[1]	04/15/30	3.400	2,293,705
3,250,000	Boeing Co.	05/01/23	4.508	3,359,186
2,700,000	Boeing Co.	02/01/28	3.250	2,757,880
				8,410,771
	AIRLINES (0.5%)
1,990,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.[1]	04/20/26	5.500	2,037,263
880,000	Delta Air Lines, Inc./SkyMiles IP, Ltd.[1]	10/20/28	4.750	939,335
				2,976,598
	BANKS (4.7%)
1,155,000	ANZ New Zealand Int’l, Ltd., London Branch[1]	03/19/24	3.400	1,197,712
5,910,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[3,5]		4.375	5,836,716
1,365,000	Bank of New Zealand[1]	02/20/24	3.500	1,417,568
1,735,000	HSBC Holdings, Plc	03/31/30	4.950	1,975,824
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%)[3]	06/04/31	2.848	1,117,138
2,020,000	JPMorgan Chase & Co. (SOFR + 1.585%)[3]	03/13/26	2.005	2,010,022
2,340,000	Lloyds Banking Group, Plc	05/08/25	4.450	2,500,472
2,440,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	2,382,292
1,410,000	Morgan Stanley (SOFR + 1.990%)[3]	04/28/26	2.188	1,406,945
810,000	Santander Holdings USA, Inc.	03/28/22	3.700	811,969
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[3,5]		3.700	5,862,100
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	1,242,829
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,155,363
				28,916,950
	BEVERAGES (0.3%)
1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450	1,608,897

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	CORPORATE BONDS (continued) BIOTECHNOLOGY (0.2%)
$1,395,000	Amgen, Inc.	02/21/27	2.200%	$1,390,252

	BUILDING MATERIALS (0.8%)
2,472,000	Builders FirstSource, Inc.[1]	06/01/27	6.750	2,573,970
2,530,000	James Hardie International Finance DAC[1]	01/15/28	5.000	2,592,491
				5,166,461
	DIVERSIFIED FINANCIAL SERVICES (5.2%)
2,160,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/29/24	1.750	2,125,412
485,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/15/27	4.625	521,971
3,055,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	3,092,393
2,330,000	Aviation Capital Group LLC[1]	12/15/24	5.500	2,507,952
2,685,000	Avolon Holdings Funding, Ltd.[1]	07/01/24	3.950	2,775,802
925,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	1,004,959
2,428,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	2,482,228
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,470,191
840,000	Credit Acceptance Corp.[1]	12/31/24	5.125	848,400
1,400,000	Credit Acceptance Corp.	03/15/26	6.625	1,435,364
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,493,805
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1]	11/15/41	6.000	2,501,295
2,665,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.[1]	12/15/22	6.375	2,664,147
2,050,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.[1]	02/01/27	6.375	2,094,014
2,655,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	2,631,219
				31,649,152
	ELECTRIC (2.3%)
5,065,000	Edison International (5-Year CMT Index + 4.698%)[3,5]		5.375	5,137,809
2,800,000	Electricite de France S.A.[1]	09/21/28	4.500	3,042,670
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	2,183,088
1,060,000	PacifiCorp	04/01/24	3.600	1,099,547
2,500,000	Vistra Operations Co. LLC[1]	07/31/27	5.000	2,519,750
				13,982,864
	HEALTHCARE-SERVICES (1.8%)
825,000	Centene Corp.	12/15/27	4.250	845,080
6,675,000	MEDNAX, Inc.[1]	01/15/27	6.250	6,974,240
2,545,000	PeaceHealth Obligated Group	11/15/50	3.218	2,530,208
490,000	Sutter Health	08/15/30	2.294	475,465
				10,824,993
	INSURANCE (9.8%)
4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[3]	04/11/48	5.500	4,695,310
2,880,000	Ascot Group, Ltd.[1]	12/15/30	4.250	2,899,353
2,035,000	Athene Global Funding[1]	06/29/25	2.550	2,056,087

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	CORPORATE BONDS (continued) INSURANCE (continued)
$5,715,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[3]	01/15/40	4.900%	$5,953,945
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	4,184,154
1,600,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[3]	09/01/40	5.750	1,655,952
4,100,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[3]	01/15/42	5.500	4,043,093
2,195,000	Fairfax Financial Holdings, Ltd.	04/29/30	4.625	2,392,016
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%)[1,3]	04/01/41	6.625	4,991,338
1,180,000	New York Life Insurance Co.[1]	05/15/50	3.750	1,268,705
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	3,799,439
2,995,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	2,980,025
2,130,000	Stewart Information Services Corp.	11/15/31	3.600	2,096,733
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,3]	04/02/49	5.000	5,300,925
2,520,000	Teachers Insurance & Annuity Association of America[1]	05/15/50	3.300	2,477,096
2,660,000	United Insurance Holdings Corp.	12/15/27	6.250	2,686,600
6,280,000	Universal Insurance Holdings, Inc.[1]	11/30/26	5.625	6,188,583
				59,669,354
	INVESTMENT COMPANIES (8.3%)
2,960,000	Apollo Investment Corp.	07/16/26	4.500	2,889,160
200,000	Business Development Corp. of America[1]	12/30/22	4.750	202,882
2,930,000	Business Development Corp. of America[1]	12/15/24	4.850	3,052,190
2,490,000	Capital Southwest Corp.	01/31/26	4.500	2,564,700
1,635,000	CION Investment Corp.[2]	02/11/26	4.500	1,616,371
5,725,000	Fairfax India Holdings Corp.[1]	02/26/28	5.000	5,752,022
1,145,000	FS KKR Capital Corp.	07/15/24	4.625	1,191,597
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,403,228
3,450,000	FS KKR Capital Corp.[1]	02/14/25	4.250	3,546,383
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,446,500
3,580,000	Golub Capital BDC, Inc.	04/15/24	3.375	3,636,283
1,965,000	Main Street Capital Corp.	05/01/24	5.200	2,059,490
2,095,000	OFS Capital Corp.	02/10/26	4.750	2,102,645
1,445,000	Owl Rock Capital Corp. II1	11/26/24	4.625	1,495,240
2,825,000	Owl Rock Technology Finance Corp.[1]	06/30/25	6.750	3,116,880
2,535,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	2,527,837
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	3,022,575
3,050,000	Silver Point Specialty Credit Fund, L.P2	11/04/26	4.000	2,998,405
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,798,957
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	3,116,266
				50,539,611

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	CORPORATE BONDS (continued) OIL & GAS (1.4%)
$2,280,000	Equinor ASA	04/06/25	2.875%	$2,340,392
860,000	Equinor ASA	05/22/30	2.375	849,330
2,610,000	Exxon Mobil Corp.	03/19/30	3.482	2,789,545
2,315,000	Ovintiv Exploration, Inc.	07/01/24	5.625	2,495,651
				8,474,918
	PHARMACEUTICALS (0.6%)
1,695,000	AbbVie, Inc.	05/14/25	3.600	1,773,834
455,000	AbbVie, Inc.	05/14/35	4.500	514,593
450,000	AbbVie, Inc.	05/14/36	4.300	504,105
730,000	Bausch Health Cos., Inc.[1]	06/01/28	4.875	691,923
				3,484,455
	PIPELINES (2.2%)
4,045,000	Energy Transfer LP (3-Month USD-LIBOR + 4.028%)[3,5]		6.250	3,569,713
1,730,000	Energy Transfer LP	09/15/29	4.150	1,811,838
2,230,000	EnLink Midstream LLC[1]	01/15/28	5.625	2,289,541
2,230,000	EnLink Midstream Partners, LP	06/01/25	4.150	2,223,851
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,530,772
1,150,000	Northriver Midstream Finance LP1	02/15/26	5.625	1,167,250
				13,592,965
	PRIVATE EQUITY (0.3%)
2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,3]	01/14/50	4.950	2,100,435

	REAL ESTATE INVESTMENT TRUSTS (1.8%)
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	1,987,562
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	2,171,752
1,380,000	Scentre Group Trust 1/Scentre Group Trust 2[1]	02/12/25	3.500	1,434,186
1,945,000	Scentre Group Trust 1/Scentre Group Trust 2[1]	01/28/26	3.625	2,042,391
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%)[1,3]	09/24/80	5.125	1,386,991
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	2,057,711
				11,080,593
	RETAIL (0.5%)
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,232,271

	SEMICONDUCTORS (0.4%)
2,100,000	ams-OSRAM AG1	07/31/25	7.000	2,205,000

	TELECOMMUNICATIONS (0.1%)
875,000	Connect Finco S.a r.l. / Connect US Finco LLC[1]	10/01/26	6.750	906,920
	Total Corporate Bonds (Cost $254,825,333)			260,213,460

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (17.4%)
$5,110,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR + 4.750%)[3]	04/20/28	5.500%	$5,296,668
3,350,211	AHP Health Partners, Inc. (1-Month USD-LIBOR + 3.500%)[3]	08/24/28	4.000	3,353,360
4,560,000	Air Canada (3-Month USD-LIBOR + 3.500%)[3]	08/11/28	4.250	4,569,485
2,553,600	AL NGPL Holdings LLC (3-Month USD-LIBOR + 3.750%)[3]	04/14/28	4.750	2,548,289
3,050,173	Allen Media LLC (3-Month USD-LIBOR + 5.500%)[3]	02/10/27	5.724	3,038,735
2,319,758	Allspring Buyer LLC (3-Month USD-LIBOR + 3.250%)[3]	11/01/28	3.750	2,319,758
233,333	Athenahealth Group, Inc. (3-Month CME Term SOFR + 3.500%)[3]	02/15/29	4.000	232,216
1,376,667	Athenahealth Group, Inc. (3-Month CME Term SOFR + 3.500%)[3]	02/15/29	4.000	1,370,072
1,180,745	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD- LIBOR + 1.750%)[3]	01/15/25	2.500	1,174,110
1,953,437	Axalta Coating Systems Dutch Holding B BV Term B3 (3-Month USD-LIBOR + 1.750%)[3]	06/01/24	1.974	1,946,560
2,380,000	Bausch Health Companies, Inc. Term B (30-Day SOFR + 5.250%)[3]	01/27/27	5.500	2,359,913
2,818,211	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[3]	10/31/24	4.500	2,812,941
1,390,344	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[3]	11/01/26	2.354	1,383,545
1,916,239	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[3]	04/30/26	3.355	1,905,220
3,880,379	Connect Finco S.a r.l. (1-Month USD-LIBOR + 3.500%)[3]	12/11/26	4.500	3,876,925
2,500,000	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[3]	10/06/23	1.974	2,495,475
4,080,724	Eastern Power LLC (3-Month USD-LIBOR + 3.750%)[3]	10/02/25	4.750	3,014,063
2,425,773	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[3]	08/01/27	1.852	2,386,354
1,930,163	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month USD-LIBOR + 4.750%)[3]	08/18/28	5.500	1,943,037
2,249,363	GIP II Blue Holding, LP (3-Month USD-LIBOR + 4.500%)[3]	09/29/28	5.500	2,247,113
1,575,935	Global Medical Responce, Inc. (3-Month USD-LIBOR + 4.250%)[3]	03/14/25	5.250	1,571,996
830,213	Icon, Plc. (3-Month USD-LIBOR + 2.250%)[3]	07/03/28	2.750	827,930
3,332,174	Icon, Plc. (3-Month USD-LIBOR + 2.250%)[3]	07/03/28	2.750	3,323,011
5,035,345	ILPEA Parent, Inc. (1-Month USD-LIBOR + 4.500%)[3]	06/22/28	5.250	5,010,168
1,790,444	Iridium Satellite LLC Term B2 (1-Month USD-LIBOR + 2.500%)[3]	11/04/26	3.250	1,785,127
2,855,650	Jazz Pharmaceuticals, Plc. (1-Month USD-LIBOR + 3.500%)[3]	05/05/28	4.000	2,855,307
2,280,000	LendingTree, Inc. Term B (3-Month USD-LIBOR + 4.000%)[3]	09/15/28	4.750	2,280,000
2,997,000	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[3]	01/31/25	2.105	2,985,761
3,050,000	Medline Borrower, LP (1-Month USD-LIBOR + 3.250%)[3]	10/23/28	3.750	3,036,183
3,070,000	MIP V Waste LLC (1-Month USD-LIBOR + 3.250%)[3]	12/08/28	3.750	3,077,675

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$3,067,313	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[3]	09/01/28	4.750%	$2,975,692
2,694,804	NorthRiver Midstream Finance LP Term B (3-Month USD- LIBOR + 3.250%)[3]	10/01/25	3.464	2,687,313
5,616,775	OCM System One Buyer CTB LLC (1-Month USD-LIBOR + 4.500%)[3]	03/02/28	4.750	5,613,293
2,685,204	Organon & Co. (3-Month USD-LIBOR + 3.000%)[3]	06/02/28	3.500	2,680,505
1,057,383	RPI Intermediate Finance Trust Term B1 (1-Month USD- LIBOR + 1.750%)[3]	02/11/27	1.855	1,055,004
2,110,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[3]	10/20/27	4.750	2,226,324
412,407	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD- LIBOR + 1.750%)[3]	04/16/25	1.855	407,252
334,780	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD- LIBOR + 1.750%)[3]	04/16/25	1.855	330,595
2,767,643	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[3]	08/13/26	3.855	2,767,643
3,761,575	United AirLines, Inc. Term B (3-Month USD-LIBOR + 3.750%)[3]	04/21/28	4.500	3,759,995
1,814,352	Vistra Operations Co. LLC (fka Tex Operations Co. LLC) (1- Month USD-LIBOR + 1.750%)[3]	12/31/25	1.855	1,794,086
2,902,500	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD- LIBOR + 1.750%)[3]	05/30/25	1.855	2,874,375
	Total Loan Participations and Assignments (Cost $107,179,487)			106,199,074

	MUNICIPAL BONDS (1.2%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,642,541
5,605,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/33	2.000	5,338,841
	Total Municipal Bonds (Cost $7,337,730)			6,981,382

	PREFERRED STOCKS (3.1%)
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	4,329,264
99,600	First Eagle Alternative Capital BDC, Inc.	05/25/26	5.000	2,535,816
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,345,498
93,600	Horizon Technology Finance Corp.	03/30/26	4.875	2,427,984
130,800	Oxford Lane Capital Corp.[6]	01/31/27	5.000	3,230,760
114,000	Trinity Capital, Inc.	01/16/25	7.000	2,978,250
	Total Preferred Stocks (Cost $18,770,836)			18,847,572

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.4%)
$628,739	Cascade Funding Mortgage Trust 2018-RM2[1,3,4]	10/25/68	4.000%	$640,852
1,106,743	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	1,103,329
527,313	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	527,724
	Total Residential Mortgage Backed Securities (Cost $2,256,856)			2,271,905

	U.S. INFLATION LINKED DEBT (1.1%)
6,225,019	U.S. Treasury Inflation Indexed Note	10/15/26	0.125	6,639,858
	Total U.S. Inflation Linked Debt (Cost $6,769,816)			6,639,858

	U.S. TREASURY BONDS AND NOTES (12.3%)
13,750,000	U.S. Treasury Bond	08/15/40	3.875	17,479,687
20,000,000	U.S. Treasury Bond	08/15/41	1.750	18,625,000
12,440,000	U.S. Treasury Bond	08/15/46	2.250	12,604,733
11,450,000	U.S. Treasury Bond	08/15/50	1.375	9,609,055
700,000	U.S. Treasury Note[7]	02/15/23	2.000	708,395
1,200,000	U.S. Treasury Note[7]	10/31/23	1.625	1,210,547
300,000	U.S. Treasury Note[7]	08/15/26	1.500	298,769
500,000	U.S. Treasury Note[7]	08/31/28	1.125	480,762
14,500,000	U.S. Treasury Note	12/31/28	1.375	14,151,094
	Total U.S. Treasury Bonds and Notes (Cost $76,069,978)			75,168,042

	U.S. TREASURY BILL (0.5%)
3,250,000	U.S. Treasury Bill[8]	02/08/22	0.000	3,249,980
	Total U.S. Treasury Bill (Cost $3,249,980)			3,249,980

TOTAL INVESTMENTS (Cost $609,356,106)[9]			100.2%	$611,837,894
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.2)%	(1,014,955)
NET ASSETS			100.0%	$610,822,939

1	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2022 was $ 243,181,659 or 39.8% of net assets.
2	Security that used significant unobservable inputs to determine fair value.
3	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2022 coupon or interest rate.
4	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
5	Security is perpetual in nature and has no stated maturity date.
6	Non-income producing security.
7	All or a portion of this security is held at the broker as collateral for open futures contracts.
8	Security issued with zero coupon. Income is recognized through accretion of discount.
9	The aggregate cost for federal income tax purposes is $609,356,106, the aggregate gross unrealized appreciation is $8,603,839 and the aggregate gross unrealized depreciation is $7,658,309, resulting in net unrealized appreciation of $945,530.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Abbreviations:

CMT	–	Constant Maturity Treasury.
LIBOR	–	London Interbank Offered Rate.
SOFR	–	Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at January 31, 2022:

	Number of	Expiration	Notional	Market	Unrealized
Description	Contracts	Date	Amount	Value	Gain / (Loss)
Contracts to Buy:
U.S. Long Bond	156	March 2022	$24,652,469	$24,277,500	$(374,969)
U.S. Treasury 5-Year Notes	588	March 2022	70,744,219	70,091,438	(652,781)
U.S. Treasury 10-Year Notes	135	March 2022	17,358,047	17,275,781	(82,266)
U.S. Ultra 10-Year Notes	128	March 2022	18,430,125	18,282,000	(148,125)
U.S. Ultra Bond	118	March 2022	22,718,062	22,294,625	(423,437)
					$(1,681,578)
Contracts to Sell:
U.S. Treasury 2-Year Notes	89	March 2022	$19,427,726	19,282,406	$145,320
Net Unrealized (Loss) on Open Futures Contracts					$(1,536,258)

FAIR VALUE MEASUREMENTS

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022.

	Unadjusted Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Balance as of
Investments, at value	(Level 1)	(Level 2)	(Level 3)	January 31, 2022
Asset Backed Securities	$–	$91,310,274	$11,429,777	$102,740,051
Commercial Mortgage Backed Securities	–	28,298,438	1,228,132	29,526,570
Corporate Bonds	–	255,598,684	4,614,776	260,213,460
Loan Participations and Assignments	–	106,199,074	–	106,199,074
Municipal Bonds	–	6,981,382	–	6,981,382
Preferred Stock	18,847,572	–	–	18,847,572
Residential Mortgage Backed Securities	–	2,271,905	–	2,271,905
U.S. Inflation Linked Debt	–	6,639,858	–	6,639,858
U.S. Treasury Bonds and Notes	–	75,168,042	–	75,168,042
U.S. Treasury Bills	–	3,249,980	–	3,249,980
Total Investment, at value	$18,847,572	$575,717,637	$17,272,685	$611,837,894

Other Financial Instruments, at value
Financial Futures Contracts	$(1,536,258)	$–	$–	$(1,536,258)
Other Financial Instruments, at value	$(1,536,258)	$–	$–	$(1,536,258)

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2022:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2021	$11,932,402	$1,309,688	$4,687,961	$17,930,051
Purchases	-	-	-	-
Sales / Paydowns	(426,770)	-	-	(426,770)
Realized gains (losses)	-	-	-	-
Change in unrealized appreciation (depreciation)	(75,858)	(81,712)	(73,185)	(230,755)
Amortization	3	156	-	159
Transfers from Level 3	-	-	-	-
Transfers to Level 3	-	-	-	-
Balance as of January 31, 2022	$11,429,777	$1,228,132	$4,614,776	$17,272,685

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.